Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted Average Fair Value of Options Granted	The weighted average fair value of options granted during the years ended December 31, 2021 and 2020, respectively (in USD):
	2021	2020
2019 ISOP	$2.12	$1.75
2021 EIP	$9.87	$—

Movements in Share-based Compensation Reserve

Movements in the share-based compensation reserve were as follows (in USD thousands):

Total
January 1, 2020	$1,589
Movement in the period	1,359
December 31, 2020	2,948
Movement in the period	8,514
December 31, 2021	$11,462

Summary of Restricted Stock Units Activity	The activity for the year ended December 31, 2021 was as follows:
	Shares	Weighted-average grant date fair value per share
Unvested as of January 1, 2021	—	$—
Granted	290,407	$17.97
Forfeited	(2,832)	$18.00
Unvested as of December 31, 2021	287,575	$17.97

2013 ISOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Stock Option Activity

Activity for the year ended December 31, 2021, under the 2013 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2021	1,751,560	$3.10	6.39
Exercised	(892,020)	3.00	—
Outstanding as of December 31, 2021	859,540	$2.75	5.08
Exercisable as of December 31, 2021	849,540	$2.75	5.06

Activity for the year ended December 31, 2020, under the 2013 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2020	2,026,560	$2.95	7.36
Exercised	(275,000)	3.10	—
Outstanding as of December 31, 2020	1,751,560	$3.10	6.39
Exercisable as of December 31, 2020	1,385,060	$3.01	6.39

2019 ISOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Stock Option Activity

Activity for the year ended December 31, 2021, under the 2019 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2021	1,972,500	$4.22	9.11
Granted	1,369,000	8.75	9.12
Forfeited	(149,750)	5.54	—
Exercised	(379,250)	4.00	—
Outstanding as of December 31, 2021	2,812,500	$5.83	8.61
Exercisable as of December 31, 2021	455,500	$1.37	7.85

Activity for the year ended December 31, 2020, under the 2019 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2020	679,000	$4.02	9.63
Granted	1,393,000	4.22	9.30
Forfeited	(55,500)	4.22	—
Exercised	(44,000)	4.22	—
Outstanding as of December 31, 2020	1,972,500	$4.22	9.11
Exercisable as of December 31, 2020	115,760	$4.22	8.63

Summary of Valuation Inputs

The valuation inputs for the 2019 ISOP grants were as follows:

	Twelve months ended December 31,
	2021	2020	2019
Share price at grant date (in USD)	$5.59	$4.36 - $4.87	$3.32 - $4.16
Expected life of share options (years)	6.05 - 6.19	5.67 - 6.43	6.43 - 6.91
Expected volatility	41.26% - 41.45%	39.84% - 43.56%	39.70% - 40.70%
Risk free interest rate	(0.63)% - (0.48)%	(0.80)% - (0.53)%	(0.85)% - (0.47)%
Dividend yield (%)	—%	—%	—%

2021 EIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Stock Option Activity

Activity for the year ended December 31, 2021, under the 2021 EIP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2021	—	$—	—
Granted	1,595,314	17.96	9.57
Forfeited	(19,245)	18.00	—
Outstanding as of December 31, 2021	1,576,069	$17.96	9.57
Exercisable as of December 31, 2021	—	$—	—

Summary of Valuation Inputs

The valuation inputs for the 2021 EIP grants were as follows::

Twelve months ended December 31,
2021
Share price at grant date (in USD)	$16.81 - $18.00
Expected life of share options (years)	5.50 - 7.00
Expected volatility	41.60% - 59.77%
Risk free interest rate	0.87% - 1.36%
Dividend yield (%)	—%